Components of Income Tax (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Income Tax Disclosure [Abstract]
Current income tax	$ 496,100	¥ 3,213,638	¥ 2,942,173	¥ 2,006,980
Income tax refund due to reduced tax rate	0	0	(17,553)	(508,686)
Adjustments of deferred tax assets due to reduced tax rates	12,342	79,947	28,146	21,573
Deferred income tax (benefit) expense	336,656	2,180,792	(721,594)	309,063
Taxation for the year	$ 845,098	¥ 5,474,377	¥ 2,231,172	¥ 1,828,930